Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments All Other Investments [Abstract]
Fair Value, by Balance Sheet Grouping

The following is a summary of carrying value and fair value of our financial instruments for each period presented:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	($ in thousands)
Finance Receivables, net (1)	$1,461,336	$1,550,131	$1,370,800	$1,441,026
Dealer Finance Receivables—GO, net	74,753	74,753	40,956	40,956
Securitization Debt	569,884	588,176	677,118	702,031
Portfolio Term Residual Financing	100,000	100,000	25,000	25,000
Bank Term Financings	319,321	319,321	347,360	347,360
Portfolio Warehouse Facilities	145,000	145,000	57,200	57,200
Senior Secured Notes Payable	198,392	222,199	198,320	220,135
Revolving Inventory Facility	111,321	111,662	91,320	91,600
Mortgage Note Payable	12,397	11,149	12,454	11,200
Real Estate Facility	11,269	11,237	11,733	11,700

(1)	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.

The following is a summary of carrying value and fair value of our financial instruments for each period presented:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	($ in thousands)
Finance Receivables, net (1)	$1,370,800	$1,441,026	$1,259,633	$1,339,049
Dealer Finance Receivables—GO, net	40,956	40,956	24	24
Securitization Debt	677,118	702,031	679,031	675,231
Portfolio Term Residual Financing	25,000	25,000	100,000	100,000
Bank term Financings	347,360	347,360	3,603	3,700
Portfolio Warehouse Facilities	57,200	57,200	141,392	141,392
Senior Secured Notes Payable	198,320	220,135	198,058	210,932
Revolving Inventory Facility	91,320	91,600	84,500	84,500
Mortgage Note Payable	12,454	11,200	12,661	11,800
Equipment Note Payable	1,774	1,774	2,135	2,100
Real Estate Facility	11,733	11,700	—	—

(1)	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.